Offerings - Offering: 1	May 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Amount Registered | shares	13,000,000
Proposed Maximum Offering Price per Unit	5.57
Maximum Aggregate Offering Price	$ 72,410,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,999.82
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(2)Consists of 13,000,000 shares of Class A Common Stock, par value $0.001 per share (the “Class A Common Stock”), of iHeartMedia, Inc. (the “Registrant”) that may become issuable under the Registrant’s 2021 Long-Term Incentive Award Plan, as amended.
(3)Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Registrant’s Class A common stock as reported on The Nasdaq Stock Market LLC on May 8, 2026
(4)The Registrant does not have any fee offsets.